Selkirk Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Income Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund's expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 2.00% of the average net assets. The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust's Board of Trustees, prior to May 1, 2013. To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.